Document and Entity Information	Jul. 02, 2021
Cover [Abstract]
Entity Registrant Name	J. Alexander's Holdings, Inc.
Amendment Flag	false
Entity Central Index Key	0001617227
Document Type	8-K
Document Period End Date	Jul. 02, 2021
Entity Incorporation State Country Code	TN
Entity File Number	001-37473
Entity Tax Identification Number	47-1608715
Entity Address, Address Line One	3401 West End Avenue
Entity Address, Address Line Two	Suite 260
Entity Address, Address Line Three	P.O. Box 24300
Entity Address, City or Town	Nashville
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37202
City Area Code	(615)
Local Phone Number	269-1900
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	JAX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false